Earnings Per Share (EPS) - Additional Information (Details) - shares		12 Months Ended
	Jul. 04, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share
Shares repurchased		215,000
Number of stock acquired			114,000,000
February 2024 for capital increase
Earnings Per Share
Number of new stock issued		39,500,000
Shares repurchased	214,791
June 2024 for capital increase
Earnings Per Share
Number of new stock issued		28,000